Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 355,656,000	$ 330,700,000
Acquisitions/adjustments	6,200,000	25,000,000
Goodwill, Ending Balance	361,864,000	355,656,000
USG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	296,100,000	279,900,000
Acquisitions/adjustments	1,700,000	16,200,000
Goodwill, Ending Balance	297,800,000	296,100,000
Test [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	30,500,000	30,500,000
Acquisitions/adjustments	4,300,000
Goodwill, Ending Balance	34,800,000	30,500,000
Filtration [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	29,100,000	20,300,000
Acquisitions/adjustments	200,000	8,800,000
Goodwill, Ending Balance	$ 29,300,000	$ 29,100,000